Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Admiral Funds
Entity Central Index Key	0000891190
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000092034 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VOOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P 500 Growth Index Fund performed roughly in line with the return of its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates over 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.
  For the Fund’s benchmark, all 11 industry sectors posted positive results for the 12-month period. Information technology contributed by far the most to performance. Communication services and health care stocks also were top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	30.39%	16.85%	14.58%
ETF Shares Market Price	30.26%	16.84%	14.57%
S&P 500 Growth Index	30.52%	16.97%	14.72%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 12,551,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 203,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$12,551
Number of Portfolio Holdings	235
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$203

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	12.5%
Consumer Discretionary	11.5%
Consumer Staples	2.8%
Energy	1.4%
Financials	5.5%
Health Care	7.7%
Industrials	6.3%
Information Technology	49.9%
Materials	1.3%
Real Estate	0.8%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

C000092035 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P 500 Growth Index Fund performed roughly in line with the return of its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates over 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.
  For the Fund’s benchmark, all 11 industry sectors posted positive results for the 12-month period. Information technology contributed by far the most to performance. Communication services and health care stocks also were top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: April 5, 2019, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (4/5/2019)
Institutional Shares	30.41%	16.88%	16.20%
S&P 500 Growth Index	30.52%	16.97%	16.29%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	14.14%

Performance Inception Date	Apr. 05, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 12,551,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 203,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$12,551
Number of Portfolio Holdings	235
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$203

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	12.5%
Consumer Discretionary	11.5%
Consumer Staples	2.8%
Energy	1.4%
Financials	5.5%
Health Care	7.7%
Industrials	6.3%
Information Technology	49.9%
Materials	1.3%
Real Estate	0.8%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

C000092036 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VOOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P 500 Value Index Fund performed roughly in line with the return of its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended August 31, 2024, quelling recession fears. The Federal Reserve kept its target for short-term interest rates over 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.
  For the Fund’s benchmark, all 11 industry sectors posted positive results for the 12-month period. Financials, information technology, and industrials contributed most to performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	23.51%	13.67%	10.37%
ETF Shares Market Price	23.52%	13.69%	10.37%
S&P 500 Value Index	23.63%	13.80%	10.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 5,473,000,000
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 93,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$5,473
Number of Portfolio Holdings	442
Portfolio Turnover Rate	30%
Total Investment Advisory Fees (in thousands)	$93

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	4.2%
Consumer Discretionary	5.2%
Consumer Staples	10.2%
Energy	6.3%
Financials	23.5%
Health Care	18.2%
Industrials	11.3%
Information Technology	7.7%
Materials	3.5%
Real Estate	4.4%
Utilities	5.3%
Other Assets and Liabilities—Net	0.2%

C000092037 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VSPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P 500 Value Index Fund performed roughly in line with the return of its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended August 31, 2024, quelling recession fears. The Federal Reserve kept its target for short-term interest rates over 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.
  For the Fund’s benchmark, all 11 industry sectors posted positive results for the 12-month period. Financials, information technology, and industrials contributed most to performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: March 3, 2015, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (3/3/2015)
Institutional Shares	23.53%	13.71%	10.58%
S&P 500 Value Index	23.63%	13.80%	10.65%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.26%

Performance Inception Date	Mar. 03, 2015
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 5,473,000,000
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 93,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$5,473
Number of Portfolio Holdings	442
Portfolio Turnover Rate	30%
Total Investment Advisory Fees (in thousands)	$93

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	4.2%
Consumer Discretionary	5.2%
Consumer Staples	10.2%
Energy	6.3%
Financials	23.5%
Health Care	18.2%
Industrials	11.3%
Information Technology	7.7%
Materials	3.5%
Real Estate	4.4%
Utilities	5.3%
Other Assets and Liabilities—Net	0.2%

C000092038 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Index Fund
Class Name	ETF Shares
Trading Symbol	IVOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended August 31, 2024, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  For the Fund’s benchmark index, industry sectors posted mostly positive returns for the period, with eight of the 11 sectors advancing 10% or more. The utilities sector defied its humdrum reputation, returning almost 34%. However, while other sectors had somewhat more modest returns—including financials, industrials, consumer discretionary, and information technology—they contributed more to the Fund’s performance because of their higher weightings in the index. The communication services and energy sectors fell slightly but did not have a significant impact on performance because they represented only slivers of the overall index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	18.65%	12.09%	9.56%
ETF Shares Market Price	18.66%	12.10%	9.57%
S&P MidCap 400 Index	18.75%	12.20%	9.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 3,694,000,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 63,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$3,694
Number of Portfolio Holdings	405
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$63

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	1.5%
Consumer Discretionary	14.5%
Consumer Staples	4.4%
Energy	5.1%
Financials	16.9%
Health Care	9.9%
Industrials	21.8%
Information Technology	8.8%
Materials	6.5%
Real Estate	7.5%
Utilities	2.6%
Other Assets and Liabilities—Net	0.5%

C000092039 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Index Fund
Class Name	Institutional Shares
Trading Symbol	VSPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended August 31, 2024, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  For the Fund’s benchmark index, industry sectors posted mostly positive returns for the period, with eight of the 11 sectors advancing 10% or more. The utilities sector defied its humdrum reputation, returning almost 34%. However, while other sectors had somewhat more modest returns—including financials, industrials, consumer discretionary, and information technology—they contributed more to the Fund’s performance because of their higher weightings in the index. The communication services and energy sectors fell slightly but did not have a significant impact on performance because they represented only slivers of the overall index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	18.68%	12.13%	9.62%
S&P MidCap 400 Index	18.75%	12.20%	9.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 3,694,000,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 63,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$3,694
Number of Portfolio Holdings	405
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$63

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	1.5%
Consumer Discretionary	14.5%
Consumer Staples	4.4%
Energy	5.1%
Financials	16.9%
Health Care	9.9%
Industrials	21.8%
Information Technology	8.8%
Materials	6.5%
Real Estate	7.5%
Utilities	2.6%
Other Assets and Liabilities—Net	0.5%

C000092040 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Value Index Fund
Class Name	ETF Shares
Trading Symbol	IVOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P Mid-Cap 400 Value Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Markets continued to favor large-capitalization stocks over mid-caps, but value stocks outperformed growth stocks slightly in the mid-cap category.
  The financial sector returned about 31% for the period, making it the biggest contributor to returns for the Fund’s benchmark index. Industrial, real estate, and consumer discretionary stocks also provided relatively large proportions of returns. Only the energy sector declined, losing about 2%. Energy represented a relatively small portion of the index, however, so the sector’s impact on performance was minimal.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.34%	12.13%	8.81%
ETF Shares Market Price	16.26%	12.13%	8.80%
S&P MidCap 400 Value Index	16.44%	12.28%	8.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,043,000,000
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 19,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,043
Number of Portfolio Holdings	295
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$19

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	1.8%
Consumer Discretionary	10.7%
Consumer Staples	5.3%
Energy	3.6%
Financials	24.7%
Health Care	9.6%
Industrials	14.1%
Information Technology	7.1%
Materials	7.5%
Real Estate	10.2%
Utilities	4.9%
Other Assets and Liabilities—Net	0.5%

C000092041 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VMFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P Mid-Cap 400 Value Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Markets continued to favor large-capitalization stocks over mid-caps, but value stocks outperformed growth stocks slightly in the mid-cap category.
  The financial sector returned about 31% for the period, making it the biggest contributor to returns for the Fund’s benchmark index. Industrial, real estate, and consumer discretionary stocks also provided relatively large proportions of returns. Only the energy sector declined, losing about 2%. Energy represented a relatively small portion of the index, however, so the sector’s impact on performance was minimal.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	16.39%	12.22%	8.91%
S&P MidCap 400 Value Index	16.44%	12.28%	8.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,043,000,000
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 19,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,043
Number of Portfolio Holdings	295
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$19

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	1.8%
Consumer Discretionary	10.7%
Consumer Staples	5.3%
Energy	3.6%
Financials	24.7%
Health Care	9.6%
Industrials	14.1%
Information Technology	7.1%
Materials	7.5%
Real Estate	10.2%
Utilities	4.9%
Other Assets and Liabilities—Net	0.5%

C000092043 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	IVOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended August 31, 2024, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Growth stocks performed robustly, contributing to Fund returns, but mid-capitalization stocks continued to lag large-cap stocks.
  The industrial sector continued to have the largest index weighting, increasing from nearly 26% to more than 29% over the fiscal year. That, along with sector returns of about 22%, meant industrials generated more than 5 percentage points of the index’s total return, the largest for any sector. Consumer discretionary was a close second. Only the communication services and energy sectors reported negative returns. They accounted for small portions of the index, however, so they had a minimal impact on overall performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	20.80%	11.50%	9.86%
ETF Shares Market Price	20.82%	11.53%	9.87%
S&P MidCap 400 Growth Index	20.94%	11.66%	10.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,231,000,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 22,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,231
Number of Portfolio Holdings	254
Portfolio Turnover Rate	48%
Total Investment Advisory Fees (in thousands)	$22

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	1.2%
Consumer Discretionary	18.0%
Consumer Staples	3.5%
Energy	6.5%
Financials	9.5%
Health Care	10.2%
Industrials	29.3%
Information Technology	10.4%
Materials	5.7%
Real Estate	5.0%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%

C000092042 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VMFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended August 31, 2024, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Growth stocks performed robustly, contributing to Fund returns, but mid-capitalization stocks continued to lag large-cap stocks.
  The industrial sector continued to have the largest index weighting, increasing from nearly 26% to more than 29% over the fiscal year. That, along with sector returns of about 22%, meant industrials generated more than 5 percentage points of the index’s total return, the largest for any sector. Consumer discretionary was a close second. Only the communication services and energy sectors reported negative returns. They accounted for small portions of the index, however, so they had a minimal impact on overall performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	20.86%	11.59%	9.96%
S&P MidCap 400 Growth Index	20.94%	11.66%	10.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,231,000,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 22,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,231
Number of Portfolio Holdings	254
Portfolio Turnover Rate	48%
Total Investment Advisory Fees (in thousands)	$22

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	1.2%
Consumer Discretionary	18.0%
Consumer Staples	3.5%
Energy	6.5%
Financials	9.5%
Health Care	10.2%
Industrials	29.3%
Information Technology	10.4%
Materials	5.7%
Real Estate	5.0%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%

C000092044 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Index Fund
Class Name	ETF Shares
Trading Symbol	VIOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P Small-Cap 600 Index Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12-month period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Small-capitalization stocks lagged large-caps, causing the Fund’s return to be significantly less than those of the total market.
  For the Fund’s benchmark, financials contributed most to performance, returning 32.7%. Industrials and consumer discretionary were also among the top contributors. Energy and information technology detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	17.25%	10.70%	9.29%
ETF Shares Market Price	17.29%	10.73%	9.31%
S&P SmallCap 600 Index	17.31%	10.75%	9.35%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 4,897,000,000
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 86,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$4,897
Number of Portfolio Holdings	607
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$86

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	3.1%
Consumer Discretionary	13.4%
Consumer Staples	3.4%
Energy	4.7%
Financials	19.8%
Health Care	10.8%
Industrials	17.3%
Information Technology	12.2%
Materials	5.6%
Real Estate	7.5%
Utilities	2.1%
Other Assets and Liabilities—Net	0.1%

C000092045 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Index Fund
Class Name	Institutional Shares
Trading Symbol	VSMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P Small-Cap 600 Index Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12-month period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Small-capitalization stocks lagged large-caps, causing the Fund’s return to be significantly less than those of the total market.
  For the Fund’s benchmark, financials contributed most to performance, returning 32.7%. Industrials and consumer discretionary were also among the top contributors. Energy and information technology detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	17.24%	10.72%	9.34%
S&P SmallCap 600 Index	17.31%	10.75%	9.35%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 4,897,000,000
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 86,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$4,897
Number of Portfolio Holdings	607
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$86

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	3.1%
Consumer Discretionary	13.4%
Consumer Staples	3.4%
Energy	4.7%
Financials	19.8%
Health Care	10.8%
Industrials	17.3%
Information Technology	12.2%
Materials	5.6%
Real Estate	7.5%
Utilities	2.1%
Other Assets and Liabilities—Net	0.1%

C000092046 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VIOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P Small-Cap 600 Growth Index Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12-month period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Small-capitalization stocks lagged large-caps, causing the Fund’s return to be significantly less than those of the total market.
  For the Fund’s benchmark, industrials contributed most to performance, returning 35.7% with a weighting of around 18%. Financials and consumer discretionary were also among the top contributors. Of the 11 sectors in the index, energy was the only detractor, returning
  –0.2%. However, this did not have a significant impact on overall performance because the sector represented a relatively small portion of the index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	20.20%	10.52%	10.03%
ETF Shares Market Price	19.87%	10.47%	10.01%
S&P SmallCap 600 Growth Index	20.41%	10.68%	10.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 981,000,000
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 16,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$981
Number of Portfolio Holdings	352
Portfolio Turnover Rate	44%
Total Investment Advisory Fees (in thousands)	$16

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	3.3%
Consumer Discretionary	15.3%
Consumer Staples	2.8%
Energy	7.2%
Financials	11.6%
Health Care	12.5%
Industrials	18.3%
Information Technology	15.2%
Materials	6.7%
Real Estate	5.2%
Utilities	1.7%
Other Assets and Liabilities—Net	0.2%

C000092048 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VIOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the S&P Small-Cap 600 Value Index Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12-month period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Small-capitalization stocks lagged large-caps, causing the Fund’s return to be significantly lower than those of the total market.
  For the Fund’s benchmark, financials, the largest contributor to performance during the period, returned 29.2% with a weighting of around 28%. Industrials, real estate, and consumer discretionary also contributed. Energy was the worst performer, returning –13.8%. Despite those losses, energy detracted only slightly from performance because the sector accounted for around 2% of the index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	13.93%	10.37%	8.21%
ETF Shares Market Price	14.04%	10.40%	8.23%
S&P SmallCap 600 Value Index	14.04%	10.45%	8.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,456,000,000
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 28,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,456
Number of Portfolio Holdings	465
Portfolio Turnover Rate	52%
Total Investment Advisory Fees (in thousands)	$28

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	2.8%
Consumer Discretionary	11.4%
Consumer Staples	3.9%
Energy	2.3%
Financials	28.0%
Health Care	9.3%
Industrials	16.3%
Information Technology	9.1%
Materials	4.5%
Real Estate	9.7%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%

C000092049 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the S&P Small-Cap 600 Value Index Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12-month period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Small-capitalization stocks lagged large-caps, causing the Fund’s return to be significantly lower than those of the total market.
  For the Fund’s benchmark, financials, the largest contributor to performance during the period, returned 29.2% with a weighting of around 28%. Industrials, real estate, and consumer discretionary also contributed. Energy was the worst performer, returning –13.8%. Despite those losses, energy detracted only slightly from performance because the sector accounted for around 2% of the index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 19, 2014, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/19/2014)
Institutional Shares	14.00%	10.47%	8.54%
S&P SmallCap 600 Value Index	14.04%	10.45%	8.54%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.35%

Performance Inception Date	Nov. 19, 2014
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,456,000,000
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 28,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,456
Number of Portfolio Holdings	465
Portfolio Turnover Rate	52%
Total Investment Advisory Fees (in thousands)	$28

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	2.8%
Consumer Discretionary	11.4%
Consumer Staples	3.9%
Energy	2.3%
Financials	28.0%
Health Care	9.3%
Industrials	16.3%
Information Technology	9.1%
Materials	4.5%
Real Estate	9.7%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%